COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITEMENTS AND CONTINGENCIES [abstract]
Schedule of capital commitments

	2017	2018
Contracted, but not provided for (1)	46,704	55,538

(1)

The capital commitments contracted, but not provided for, include the estimated payments to the Ministry of Natural Resources of the PRC for the next five years with respect to the Group's exploration and production licenses.

Schedule of capital commitments of a joint venture
	2017	2018
Contracted, but not provided for	691	590

Schedule of total minimum lease payments under non-cancellable operating leases
	2017	2018

Commitments due:
No later than one year	1,630	1,762
Later than one year and not later than two years	1,048	927
Later than two years and not later than five years	1,274	2,106
Later than five years	1,774	4,260

	5,726	9,055

Schedule of office properties commitments of a joint venture
	2017	2018

Commitments due:
No later than one year	18	24
Later than one year and not later than two years	12	20
Later than two years and not later than five years	16	32
Later than five years	23	63

	69	139

Schedule of minimum lease payments under non-cancallable operating leases of plant and equipment
	2017	2018

Commitments due:
No later than one year	1,272	1,379
Later than one year and not later than two years	875	1,117
Later than two years and not later than five years	1,616	1,760
Later than five years	3,406	3,061

	7,169	7,317